Pension, Postretirement and Postemployment Benefits	12 Months Ended
Dec. 25, 2022
Pension, Postretirement and Postemployment Benefits [Line Items]
Pension And Other Postretirement Benefits
(13)	Pension, Postretirement and Postemployment Benefits
Pension and Postretirement Benefits
Expenses related to the Company’s defined contribution plans for 2022 and 2021 were approximately $1,305 thousand and $1,346 thousand, respectively.
Postemployment Benefits
Hasbro has several plans covering certain groups of employees, which may provide benefits to such employees following their period of active employment but prior to their retirement. These plans include certain severance plans which provide benefits to employees involuntarily terminated and certain plans which continue Hasbro’s health and life insurance contributions for employees who have left Hasbro’s employ under terms of its long-term disability plan. For the periods presented, the Company has recorded postemployment benefits expense directly attributable to employees in the Entertainment One Film and Television Business.